Equity and Other Comprehensive Income (Loss) - Additional Information (Detail) kr / shares in Units, kr in Millions			12 Months Ended
	Oct. 02, 2024 kr / shares	Apr. 05, 2024 kr / shares	Dec. 31, 2023 SEK (kr) kr / shares shares	Dec. 31, 2022 SEK (kr) kr / shares shares	Dec. 31, 2021 kr / shares shares	Dec. 31, 2023 $ / shares shares
Board of Directors [member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners | kr			kr 9,000.0	kr 9,000.0
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Dividend proposed | kr / shares	kr 1.35	kr 1.35	kr 2.7	kr 2.7	kr 2.5
Class A shares [member]
Disclosure of classes of share capital [line items]
Shares quota value | kr / shares			kr 5
Voting rights of share holders			one vote per share
Class B shares [member]
Disclosure of classes of share capital [line items]
Shares quota value | kr / shares			kr 5
Voting rights of share holders			one tenth of one vote per share
Treasury shares | shares			14,009,306	4,009,306	4,009,306	14,009,306
Class C Shares [Member] | LongTerm Variable Compensation Program (LTV II) [Member]
Disclosure of classes of share capital [line items]
Shares quota value | $ / shares						$ 5
Percentage of shares repurchased on capital stock			0.30%			0.30%
Payments to acquire or redeem entitys shares | kr			kr 50.0
Number of shares issuable | shares			10,000,000			10,000,000
Payments on acquisition of repurchased shares | kr			kr 50.2